Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party [Abstract]
Overdue loan receivables